IMPAIRMENT AND IMPAIRMENT REVERSAL (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) $ / $ $ / $ $ / oz	Dec. 31, 2018 USD ($) $ / $ $ / $ $ / oz	Dec. 31, 2016 USD ($)	Dec. 31, 2013 USD ($)	Mar. 28, 2018
Impairment Reversals
Goodwill	$ 407,792,000	$ 407,792,000
El Barqueno
Impairment Reversals
Impairment loss		$ 101,600,000
CMC Exploration Assets
Impairment Reversals
Percentage of voting equity interests acquired					100.00%
Yamana | CMC Exploration Assets
Impairment Reversals
Percentage of voting equity interests acquired					50.00%
Canadian Malartic joint operation
Impairment Reversals
Nominal discount rate (as a percent)	5.00%	5.50%
Estimate of future long-term gold price | $ / oz	1,350
Estimate of future short-term and long-term gold price | $ / oz		1,300
Inflation rate (as a percent)	2.00%	2.00%
Impairment loss		$ 250,000,000
Canadian Malartic joint operation | CMC Exploration Assets
Impairment Reversals
Percentage of voting equity interests acquired					50.00%
Canadian Malartic joint operation | Minimum
Impairment Reversals
Estimate of future short-term gold price | $ / oz	1,400
Foreign exchange rates | $ / $	0.76	0.76
Canadian Malartic joint operation | Maximum
Impairment Reversals
Estimate of future short-term gold price | $ / oz	1,500
Foreign exchange rates | $ / $	0.80	0.80
CMC Exploration Assets
Impairment Reversals
Nominal discount rate (as a percent)	7.80%	8.25%
Estimate of future short-term and long-term gold price | $ / oz	1,350	1,300
Inflation rate (as a percent)	2.00%	2.00%
CMC Exploration Assets | Minimum
Impairment Reversals
Foreign exchange rates | $ / $	0.76	0.76
CMC Exploration Assets | Maximum
Impairment Reversals
Foreign exchange rates | $ / $	0.80	0.80
La India mine
Impairment Reversals
Nominal discount rate (as a percent)		6.25%
Estimate of future short-term and long-term gold price | $ / oz		1,300
Goodwill	$ 0
Inflation rate (as a percent)		2.00%
Impairment loss		$ 39,000,000
Meliadine Mine
Impairment Reversals
Nominal discount rate (as a percent)	5.10%
Estimate of future long-term gold price | $ / oz	1,350
Inflation rate (as a percent)	2.00%
Impairment loss				$ 639,300,000
Impairment loss allocated to goodwill				$ 200,100,000
Impairment reversal	$ 345,800,000		$ 83,000,000
Construction period	2 years
Impairment reversal, net of tax	$ 223,400,000		$ 53,600,000
Meliadine Mine | Minimum
Impairment Reversals
Estimate of future short-term gold price | $ / oz	1,400
Meliadine Mine | Maximum
Impairment Reversals
Estimate of future short-term gold price | $ / oz	1,500
La India mine
Impairment Reversals
Impairment reversal	$ 0